Segment reporting	12 Months Ended
Dec. 31, 2010
Segment reporting
Segment reporting

17. Segment reporting

During 2008, 2009 and 2010, channel operations comprise the Company's sole operating segment. The Company has evaluated performance and allocated resources based on the results of this segment. The key operating performance criteria used in this evaluation include revenue, loss from continuing operations and total assets.